Risks and Financial Instruments - summary of variation of derivative instruments hedging object (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Scenario I [member]
Disclosure of Variation For Derivative Instruments Of Hedging Object [Line Items]
NDF of Commodities		R$ 100,542
Gross margin from Ipiranga		(100,542)
NDF Commodities
Scenario II [member]
Disclosure of Variation For Derivative Instruments Of Hedging Object [Line Items]
NDF of Commodities	551,794	1,490,893
Gross margin from Ipiranga	(551,794)	(1,490,893)
NDF Commodities
Scenario III [member]
Disclosure of Variation For Derivative Instruments Of Hedging Object [Line Items]
NDF of Commodities	1,103,589	2,881,245
Gross margin from Ipiranga	(1,103,589)	(2,881,245)
NDF Commodities